Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model (Detail) (Share options) (Detail) (Share options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		0.93%	1.53%
Risk-free interest rate, maximum		0.93%	2.90%
Expected life (in years)		6 years	6 years
Expected volatility, minimum		44.30%	42.20%
Expected volatility, maximum		44.30%	42.80%
Expected dividends